Description of Business and Basis of Presentation	3 Months Ended	4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Description of Business and Basis of Presentation

1.	NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Boost Run Inc. (“Boost Run” or the “Company”) was incorporated on September 5, 2025 (the “Inception Date”), under the laws of the State of Delaware. The Company’s registered office is located in Wilmington, Delaware, and its registered agent at that address is The Corporation Trust Company.

On September 5, 2025, Boost Run Inc. entered into two subscription agreements to acquire ownership interests in affiliated entities formed for the purpose of facilitating a special purpose acquisition company (“SPAC”) merger transaction, as discussed in Note 6, Commitments and Contingencies – Merger (the “Merger”).

Investment in Benchmark Merger Sub I Inc.

The Company subscribed for and purchased 1,000 shares of common stock, par value $0.0001 per share, of Benchmark Merger Sub I Inc. (“SPAC Merger Sub”), a Delaware corporation, for a total consideration of $100. The shares acquired represent 100% of the issued and outstanding equity of SPAC Merger Sub. This entity is intended to serve as a merger subsidiary in connection with the Merger.

Investment in Benchmark Merger Sub II LLC

The Company also subscribed for and purchased 100% of the issued and outstanding limited liability interests of Benchmark Merger Sub II LLC (“Company Merger Sub”), a Delaware limited liability company, for a total consideration of $100. This entity is also intended to facilitate the Merger.

Management has evaluated the nature and purpose of these entities and determined that consolidation under ASC 810, Consolidation, is appropriate. Accordingly, the financial results of Benchmark Merger Sub I Inc. and Benchmark Merger Sub II LLC are included in the condensed consolidated financial statements of Boost Run Inc.

As a result of these transactions, Benchmark Merger Sub I Inc. and Benchmark Merger Sub II LLC became wholly owned subsidiaries of Boost Run Inc.

Basis of Presentation

The accompanying condensed consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). Any reference in these notes to applicable guidance is meant to refer to U.S. GAAP, as found in the ASC and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board. The Company has selected December 31 as its fiscal year end.

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. GAAP for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements.

In the opinion of management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation of the Company’s financial position as of March 31, 2026, and its results of operations and cash flows for the interim period   presented, have been included. The results of operations for the interim period is not necessarily indicative of the results that may be expected for the full fiscal year or any other future period.

The information included in these unaudited condensed consolidated financial statements should be read in conjunction with information included in the fiscal year 2025 annual consolidated financial statements included elsewhere in Form S-4, Amendment No. 2 filed March 11, 2026.

Principles of Consolidation

The financial statements include the accounts of Boost Run Inc., Benchmark Merger Sub I Inc. and Benchmark Merger Sub II LLC. In the opinion of the Company, the accompanying condensed consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair presentation of its financial position and its results of operations, changes in stockholder’s deficit and cash flows. The condensed consolidated financial statements include the financial statements of Boost Run Inc., Benchmark Merger Sub I Inc. and Benchmark Merger Sub II LLC. All intercompany balances and transactions have been eliminated in consolidation.

1.	NATURE OF OPERATIONS

Boost Run Inc. (“Boost Run” or the “Company”) was incorporated on September 5, 2025 (the “Inception Date”), under the laws of the State of Delaware. The Company’s registered office is located in Wilmington, Delaware, and its registered agent at that address is The Corporation Trust Company.

On September 5, 2025, Boost Run Inc. entered into two subscription agreements to acquire ownership interests in affiliated entities formed for the purpose of facilitating a special purpose acquisition company (“SPAC”) merger transaction, as discussed in Note 6, Commitments and Contingencies – Merger (the “Merger”).

Investment in Benchmark Merger Sub I Inc.

The Company subscribed for and purchased 1,000 shares of common stock, par value $0.0001 per share, of Benchmark Merger Sub I Inc. (“SPAC Merger Sub”), a Delaware corporation, for a total consideration of $100. The shares acquired represent 100% of the issued and outstanding equity of SPAC Merger Sub. This entity is intended to serve as a merger subsidiary in connection with the Merger.

Investment in Benchmark Merger Sub II LLC

The Company also subscribed for and purchased 100% of the issued and outstanding limited liability interests of Benchmark Merger Sub II LLC (“Company Merger Sub”), a Delaware limited liability company, for a total consideration of $100. This entity is also intended to facilitate the Merger.

Management has evaluated the nature and purpose of these entities and determined that consolidation under ASC 810, Consolidation, is appropriate. Accordingly, the financial results of Benchmark Merger Sub I Inc. and Benchmark Merger Sub II LLC are included in the consolidated financial statements of Boost Run Inc.

As a result of these transactions, Benchmark Merger Sub I Inc. and Benchmark Merger Sub II LLC became wholly owned subsidiaries of Boost Run Inc.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). Any reference in these notes to applicable guidance is meant to refer to U.S. GAAP, as found in the ASC and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board. The Company has selected December 31 as its fiscal year end.

Principles of Consolidation

The financial statements include the accounts of Boost Run Inc., Benchmark Merger Sub I Inc. and Benchmark Merger Sub II LLC. In the opinion of the Company, the accompanying consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair presentation of its financial position and its results of operations, changes in stockholder’s deficit and cash flows. The consolidated financial statements include the financial statements of Boost Run Inc., Benchmark Merger Sub I Inc. and Benchmark Merger Sub II LLC. All intercompany balances and transactions have been eliminated in consolidation.

Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Description of Business and Basis of Presentation

Note 1. Description of Business and Basis of Presentation

Description and Organization

Boost Run Holdings, LLC (“Boost Run Holdings” or the “Company”) is a Delaware limited liability company formed on March 21, 2024, to serve as the parent entity of Boost Run LLC, an Illinois limited liability company originally organized on August 16, 2023. On March 22, 2024, Boost Run Holdings and Boost Run LLC entered into a contribution agreement under which Boost Run Holdings acquired 100% of the membership interests of Boost Run LLC, resulting in Boost Run LLC becoming a wholly owned subsidiary of Boost Run Holdings (the “Contribution”). This transaction represents a transfer of ownership interests between entities under common control and is accounted for in accordance with Accounting Standards Codification (“ASC”) 805-50, Business Combinations—Subtopic 50: Transactions Between Entities Under Common Control. Under this guidance, the assets and liabilities of Boost Run LLC were transferred to Boost Run Holdings at their carrying amounts as of the date of transfer, with no recognition of goodwill or gain/loss. The Contribution also results in a change in the reporting entity under U.S. generally accepted accounting principles (“GAAP”), with Boost Run Holdings now serving as the ultimate parent company for financial reporting purposes. Accordingly, comparative interim condensed consolidated financial statements have been retrospectively adjusted to reflect the financial position and results of operations of Boost Run Holdings as if the entities had always been combined.

The Company owns and operates bare metal Graphics Processing Unit (“GPU”) servers housed within top-tier certified data centers. The Company’s compute offerings are generally more affordable than those of major cloud providers, depending on contract duration and model type. Through its Infrastructure as Code (“IaC”) automation, the Company enables customers to access its services in a simple and secure manner. This makes the Company’s platform an ideal solution for organizations seeking to run sophisticated artificial intelligence (“AI”) models, including Large Language Models (“LLMs”), generative models, and other high-performance computing workloads. Whether training massive neural networks, running inference at scale, or executing computationally intensive scientific simulations, the Company’s GPU servers deliver the necessary performance at a cost that supports operational efficiency.

Amended and Restated LLC Agreement

In August 2025, the Company entered into an Amended and Restated Limited Liability Company Agreement, replacing the original agreement dated March 22, 2024. The amended agreement formalizes a multi-class equity structure, including Class A, Class B, and Class C units, each with distinct economic and governance rights. Class A units retain voting rights and priority in distributions, Class B units are structured as profits interests subject to vesting and participation thresholds, and Class C units were issued to a lender in connection with a financing arrangement and are not profits interests and are not subject to vesting but do have participation thresholds. In August 2025, pursuant to the August 2025 Warrant Cancellation Agreement (as defined in Note 9 – Debt), the Company issued 128 newly-created Class C units. In September 2025, pursuant to the Amended and Restated LLC Agreement, the board of directors granted 506 Class B units.

Merger Agreement

On September 15, 2025, Willow Lane Acquisition Corp. (the “SPAC”) entered into a Business Combination Agreement (the “Merger Agreement”) by and among the SPAC, Boost Run Inc., (“Pubco”), Benchmark Merger Sub I Inc., a wholly-owned subsidiary of Pubco (“SPAC Merger Sub”), Benchmark Merger Sub II LLC, a wholly-owned subsidiary of Pubco (“Company Merger Sub”), and the Company.

The Merger Agreement provides for a two-step merger transaction (the “Mergers”) in which, first, SPAC Merger Sub will merge with and into the SPAC (the “SPAC Merger”), with the SPAC surviving as a wholly-owned subsidiary of Pubco, and, immediately thereafter, Company Merger Sub will merge with and into the Company (the “Company Merger”), with the Company surviving as a wholly-owned subsidiary of Pubco. By virtue of the consummation of the mergers, Pubco will become a publicly traded company, with the SPAC and the Company as its wholly owned subsidiaries. Prior to the closing of the Mergers, the SPAC will re-domicile from the Cayman Islands to the State of Delaware.

At closing, Boost Run Inc’s equity holders will receive total consideration consisting of (i) an $8,500 installment note, (ii) $441,500 in Pubco Class A and Class B Common Stock (based on a $10 per share valuation), and (iii) up to 7,875,000 additional Pubco Class A Common Shares (“Karos Earnout Shares”) contingent upon Pubco’s stock performance over a three-year earnout period. Karos Earnout shares will be issued in three equal tranches if Pubco’s volume-weighted average price per share meets or exceeds $12.50, $15.00, and $17.50, respectively, for twenty out of thirty consecutive trading days during the earnout period.

The transaction is intended to qualify as an “exchange” within the meaning of Section 351 of the Internal Revenue Code for U.S. federal income tax purposes. Each party to the Merger Agreement will be responsible for its own tax liabilities, including any adverse consequences arising from the failure of the transaction to qualify under Section 351.

Upon closing, Pubco will assume all outstanding SPAC securities, which will convert into equivalent Pubco securities.

Merger Agreement Amendment and Waiver

On January 13, 2026, the Company, Pubco, and the SPAC entered into Amendment No. 1 to the Merger Agreement, which, among other matters, confirms that the post-closing board of directors of Pubco will consist of seven directors—two designated by the SPAC and five designated by the Company—and extends the latest date for closing to June 30, 2026.

Simultaneously, and in connection with the previously announced earnout structure, the Company, Pubco, Willow Lane Sponsor, LLC (the “Sponsor”), and Goodrich ILMJS LLC (the “SPV”) entered into an amendment to the earnout agreement providing that the Sponsor may earn up to 1,125,000 newly issued shares of Pubco Class A common stock and the SPV may earn up to 1,968,750 newly issued shares of Pubco Class A common stock (3,093,750 shares in total) based on the performance of Pubco Class A common stock during the three-year period beginning on and following the closing, as follows: in the event that the volume weighted average price (“VWAP”) of Pubco Class A common stock equals or exceeds (i) $12.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; (ii) $15.00 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; and (iii) $17.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares (in each case, measured for any 20 trading days within any consecutive 30 trading days during the earnout period).

On May 8, 2026, the Mergers were consummated. Refer to Note 16 -Subsequent Events for details.

Liquidity and Going Concern

The accompanying interim condensed consolidated financial statements have been prepared on a going concern basis. As of March 31, 2026, the Company had cash of $13,241, an accumulated deficit of $21,157 and a working capital deficit of $71,495. Subsequent to March 31, 2026, Boost Run Inc. completed the Mergers that resulted in the receipt of approximately $95,381 and the repayment of the bridge loans and related party loan. Management has evaluated the Company’s liquidity position and expected cash flows and believes that, based on its current cash balances, proceeds from the Mergers, and anticipated cash flows from operations, the Company has sufficient liquidity to meet its obligations as they become due for at least one year from the date these interim condensed consolidated financial statements are issued.

Basis of Presentation

The accompanying interim condensed consolidated financial statements have been prepared in accordance with GAAP and applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). Any reference in these notes to applicable guidance is meant to refer to U.S. GAAP, as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASUs”) of the FASB.

The interim condensed consolidated financial statements as of March 31, 2026 and for the three months ended March 31, 2026 and 2025, in the opinion of management, include all adjustments, consisting of normal recurring items, to present fairly our financial position, results of operations, and cash flows. Our operating results for the three months ended March 31, 2026 are not necessarily indicative of the results to be expected for the full year. The interim condensed consolidated financial statements and related notes as of and for the three months ended March 31, 2026 have been prepared on the same basis as and should be read in conjunction with the consolidated financial statements for the year ended December 31, 2025. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to the rules of the SEC. The Company believes the disclosures made are adequate to keep the information presented from being misleading.

Note 1. Description of Business and Basis of Presentation

Description and Organization

Boost Run Holdings, LLC (“Boost Run Holdings” or the “Company”) is a Delaware limited liability company formed on March 21, 2024, to serve as the parent entity of Boost Run LLC, an Illinois limited liability company originally organized on August 16, 2023. On March 22, 2024, Boost Run Holdings and Boost Run LLC entered into a contribution agreement under which Boost Run Holdings acquired 100% of the membership interests of Boost Run LLC, resulting in Boost Run LLC becoming a wholly owned subsidiary of Boost Run Holdings (the “Contribution”). This transaction represents a transfer of ownership interests between entities under common control and is accounted for in accordance with Accounting Standards Codification (“ASC”) 805-50, Business Combinations—Subtopic 50: Transactions Between Entities Under Common Control. Under this guidance, the assets and liabilities of Boost Run LLC were transferred to Boost Run Holdings at their carrying amounts as of the date of transfer, with no recognition of goodwill or gain/loss. The Contribution also results in a change in the reporting entity under U.S. generally accepted accounting principles (“GAAP”), with Boost Run Holdings now serving as the ultimate parent company for financial reporting purposes. Accordingly, comparative consolidated financial statements have been retrospectively adjusted to reflect the financial position and results of operations of Boost Run Holdings as if the entities had always been combined.

The Company owns and operates bare metal Graphics Processing Unit (“GPU”) servers housed within top-tier certified data centers. The Company’s compute offerings are generally more affordable than those of major cloud providers, depending on contract duration and model type. Through its Infrastructure as Code (“IaC”) automation, the Company enables customers to access its services in a simple and secure manner. This makes the Company’s platform an ideal solution for organizations seeking to run sophisticated artificial intelligence (“AI”) models, including Large Language Models (“LLMs”), generative models, and other high-performance computing workloads. Whether training massive neural networks, running inference at scale, or executing computationally intensive scientific simulations, the Company’s GPU servers deliver the necessary performance at a cost that supports operational efficiency.

Amended and Restated LLC Agreement

In August 2025, the Company entered into an Amended and Restated Limited Liability Company Agreement, replacing the original agreement dated March 22, 2024. The amended agreement formalizes a multi-class equity structure, including Class A, Class B, and Class C units, each with distinct economic and governance rights. Class A units retain voting rights and priority in distributions, Class B units are structured as profits interests subject to vesting and participation thresholds, and Class C units were issued to a lender in connection with a financing arrangement and are not profits interests and are not subject to vesting but do have participation thresholds. In August 2025, pursuant to the August 2025 Warrant Cancellation Agreement (as defined in Note 9 – Debt), the Company issued 128 newly-created Class C units. In September 2025, pursuant to the Amended and Restated LLC Agreement, the board of directors granted 506 Class B units.

Merger Agreement

On September 15, 2025, Willow Lane Acquisition Corp. (the “SPAC”) entered into a Business Combination Agreement (the “Merger Agreement”) by and among the SPAC, Boost Run Inc., (“Pubco”), Benchmark Merger Sub I Inc., a wholly-owned subsidiary of Pubco (“SPAC Merger Sub”), Benchmark Merger Sub II LLC, a wholly-owned subsidiary of Pubco (“Company Merger Sub”), and the Company.

The Merger Agreement provides for a two-step merger transaction (the “Mergers”) in which, first, SPAC Merger Sub will merge with and into the SPAC (the “SPAC Merger”), with the SPAC surviving as a wholly-owned subsidiary of Pubco, and, immediately thereafter, Company Merger Sub will merge with and into the Company (the “Company Merger”), with the Company surviving as a wholly-owned subsidiary of Pubco. By virtue of the consummation of the mergers, Pubco will become a publicly traded company, with the SPAC and the Company as its wholly owned subsidiaries. Prior to the closing of the Mergers, the SPAC will re-domicile from the Cayman Islands to the State of Delaware.

At closing, Boost Run Inc’s equity holders will receive total consideration consisting of (i) an $8,500 installment note, (ii) $441,500 in Pubco Class A and Class B Common Stock (based on a $10 per share valuation), and (iii) up to 7,875,000 additional Pubco Class A Common Shares (“Karos Earnout Shares”) contingent upon Pubco’s stock performance over a three-year earnout period. Karos Earnout shares will be issued in three equal tranches if Pubco’s volume-weighted average price per share meets or exceeds $12.50, $15.00, and $17.50, respectively, for twenty out of thirty consecutive trading days during the earnout period.

The transaction is intended to qualify as an “exchange” within the meaning of Section 351 of the Internal Revenue Code for U.S. federal income tax purposes. Each party to the Merger Agreement will be responsible for its own tax liabilities, including any adverse consequences arising from the failure of the transaction to qualify under Section 351.

Upon closing, Pubco will assume all outstanding SPAC securities, which will convert into equivalent Pubco securities.

Going Concern and Liquidity

The consolidated financial statements have been prepared on the assumption that the Company will continue as a going concern. Since inception in 2023, the Company has pursued rapid growth, investing heavily in equipment, data center leases, and personnel to meet rising demand for GPU infrastructure. For year ended December 31, 2025, the Company generated $26,887 in revenue and reported net loss of $16,274. The Company ended December 31, 2025 with a working capital deficit of $20,965, cash of $9,747, and lease liabilities totaling $39,744 (current and noncurrent). As of December 31, 2025 and 2024, the Company had an accumulated deficit of $17,039 and $765, respectively. In addition, on August 11, 2025, the Company drew $5,000 under its Bridge Loan Agreement (see Note 9 – Debt). The Company is obligated to make monthly interest payments during the first twelve months.

The Company’s current financial condition raises substantial doubt about its ability to continue as a going concern for a period of twelve months from the issuance date of the consolidated financial statements. Management’s plans to address this need for capital include Boost Run’s pursuit of a proposed business combination with the SPAC, which is expected to provide significant capital through the SPAC’s cash in trust and potential financing transactions in connection with such transaction, if any. This transaction, which attributes a pre-money equity valuation of approximately $441,500 to the Company and contemplates aggregate consideration consisting of (i) an installment note in the initial principal amount of $8,500 (ii) newly issued shares of Pubco common stock equal to $441,500 divided by $10.00 per share, and (iii) up to 7,875,000 Karos Earnout Shares based on post-closing stock price performance. This transaction is expected to provide the Company with substantial liquidity to support ongoing operations and future growth initiatives; however, actual proceeds from such transaction are not certain. As the transaction has not been consummated as of the financial statement issuance date, there can be no assurance that it will be completed on the anticipated terms or timeline.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with GAAP and applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). Any reference in these notes to applicable guidance is meant to refer to U.S. GAAP, as found in the ASC and Accounting Standards Updates (“ASUs”) of the FASB.

Principles of Consolidation

The consolidated financial statements include the accounts of Boost Run Holdings, LLC and Boost Run LLC. In the opinion of the Company, the accompanying consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair presentation of its financial position and its results of operations, changes in members’ interests and cash flows. The consolidated financial statements include the consolidated financial statements of Boost Run Holdings, LLC and Boost Run LLC. All intercompany balances and transactions have been eliminated in consolidation.

Prior Period Reclassifications

Certain amounts in prior periods have been reclassified to conform with current period presentation. The reclassifications had no effect on previously reported net income or accumulated deficit.